Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss	$ 19,732,170	$ 18,734,230
Stock based compensation	349,027	1,120,521
Argentine tax credits	109,610	433,407
Accruals and other	37,144	4,991
Receivable allowances	469,017	415,662
Total deferred tax assets	20,696,968	20,708,810
Valuation allowance	(20,695,788)	(20,701,515)
Deferred tax assets, net of valuation allowance	1,180	7,295
Excess of book over tax basis of warrants	(1,180)	(7,295)
Net deferred tax assets